As filed with the U.S. Securities and Exchange Commission on January 22, 2018

Securities Act File No. 333-220096

Investment Company Act File No. 811-23282

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒
Amendment No. 2	☒
(Check appropriate box or boxes)

PFM MULTI-MANAGER SERIES TRUST

(Exact Name of Registrant Specified in Charter)

One Keystone Plaza, Suite 300

North Front & Market Streets

Harrisburg, Pennsylvania 17101-2044

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (717) 232-2723

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

Telephone Number: (302) 658-7581

(Name and Address of Agent for Service)

Copies to:

Jonathan Kopcsik, Esq.	David James
Stradley Ronon Stevens & Young, LLP	State Street Bank and Trust Company
2005 Market Street	One Lincoln Street
Suite 2600	Mail Code: SUM 0703
Philadelphia, Pennsylvania 19103	Boston, Massachusetts 02111-2950

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)	☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2)	☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Harrisburg, and Commonwealth of Pennsylvania, on the 22nd day of January, 2018.

PFM Multi-Manager Series Trust (Registrant)

/s/ John Spagnola
John Spagnola
Trustee and President of the Trust

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Bruce Aronow*	Trustee	January 22, 2018
Bruce Aronow

/s/ Robert Bernstein*	Trustee	January 22, 2018
Robert Bernstein

/s/ Carmen Heredia-Lopez*	Trustee	January 22, 2018
Carmen Heredia-Lopez

/s/ Mark Yasenchak	Treasurer and Principal Financial Officer	January 22, 2018
Mark Yasenchak

*By:		January 22, 2018
/s/ John Spagnola	President and Principal Executive Officer
John Spagnola**

**       Attorney-in-fact pursuant to power of attorney dated November 22, 2017 incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-1A, File No. 333-220096, filed on December 28, 2017.

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase